CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 4,772	$ 5,740	$ 5,672
Other comprehensive income (loss), net of tax
Foreign exchange translation adjustment	(883)	200	(274)
Actuarial gains (losses) recognized	(752)	350	(468)
Prior service credit recognized	0	(10)	0
Prior service credit recognized during year	(6)	(17)	(48)
Actuarial losses recognized during year	119	87	118
Settlements and curtailments	(91)	0	0
Foreign exchange translation and other	(6)	3	(9)
Pension and other postretirement benefit adjustments	(736)	413	(407)
Changes in fair value of available for sale investments	6	1	5
Cash flow hedges recognized in other comprehensive income (loss)	(16)	17	60
Less: Reclassification adjustment for gains included in net income	2	16	49
Changes in fair value of cash flow hedges	(18)	1	11
Total net current period other comprehensive income (loss)	(1,631)	615	(665)
Comprehensive income	3,141	6,355	5,007
Less: Comprehensive income attributable to the noncontrolling interest	67	6	9
Comprehensive income attributable to Honeywell	$ 3,074	$ 6,349	$ 4,998